Leases - Summary of leases liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [Roll Forward]
Beginning balance	$ 46,825,266	$ 41,848,333
Additions	4,377,944	4,525,365
Cancellations	(257,531)	(337,853)
Payments of principal	(6,851,282)	(6,335,772)
Accrued interest	3,314,811	3,224,719
Interests paid	(2,481,974)	(2,128,875)
Foreign Exchange	(3,742,954)	6,029,349
Ending balance	$ 41,184,280	$ 46,825,266